MAXIM SERIES FUND, INC.

8515 East Orchard Road

Greenwood Village, CO 80111

July 20, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Maxim Series Fund, Inc.
Submission Pursuant to Rule 497(e) under the Securities Act of 1933
File Nos. 2-75503 and 811-03364

Commissioners:

Electronically submitted herewith is a filing made pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933 for Maxim Series Fund, Inc.

This submission, filed pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933, is for the purpose of submitting exhibits containing interactive data format risk/return summary information for the portfolios listed below that mirror the risk/return summary information contained in the submission filed pursuant to Rule 497(e) on July 13, 2011.

Maxim SecureFoundationSM Lifetime 2015 Portfolio

Maxim SecureFoundationSM Lifetime 2020 Portfolio

Maxim SecureFoundationSM Lifetime 2025 Portfolio

Maxim SecureFoundationSM Lifetime 2030 Portfolio

Maxim SecureFoundationSM Lifetime 2035 Portfolio

Maxim SecureFoundationSM Lifetime 2040 Portfolio

Maxim SecureFoundationSM Lifetime 2045 Portfolio

Maxim SecureFoundationSM Lifetime 2050 Portfolio

Maxim SecureFoundationSM Lifetime 2055 Portfolio

If you should require any additional information regarding the foregoing, please do not hesitate to contact me at (303) 737-4675.

Very truly yours,

/s/ Ryan L. Logsdon
Ryan L. Logsdon

Assistant Vice President, Counsel & Secretary

Maxim Series Fund, Inc.

Enclosures